Accounts and Other Receivables - Summary of ECLs and Credit Risk Exposures for Accounts and Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivables
Trade And Other Receivables [Line Items]
Carrying amount	₩ 60,340	₩ 32,419
Loss allowance	579	165	₩ 22	₩ 123
Other Receivables
Trade And Other Receivables [Line Items]
Carrying amount	13	61
Loss allowance	₩ 5	₩ 4	₩ 84	₩ 46
Not due or overdue less than 90 days | Expected Credit Losses and Credit Risk Exposures | Accounts Receivables
Trade And Other Receivables [Line Items]
Expected loss rate	0.10%	0.30%
Carrying amount	₩ 57,661	₩ 31,146
Loss allowance	54	₩ 97
Not due or overdue less than 90 days | Expected Credit Losses and Credit Risk Exposures | Other Receivables
Trade And Other Receivables [Line Items]
Expected loss rate		4.30%
Carrying amount	₩ 8	₩ 57
Loss allowance		₩ 2
More than 90 days ~ Less than 180 days | Expected Credit Losses and Credit Risk Exposures | Accounts Receivables
Trade And Other Receivables [Line Items]
Expected loss rate	5.00%	3.60%
Carrying amount	₩ 2,138	₩ 1,213
Loss allowance	₩ 107	₩ 44
More than 90 days ~ Less than 180 days | Expected Credit Losses and Credit Risk Exposures | Other Receivables
Trade And Other Receivables [Line Items]
Expected loss rate		32.80%
Carrying amount		₩ 2
Loss allowance		₩ 1
More than 180 days ~ Less than 270 days | Expected Credit Losses and Credit Risk Exposures | Accounts Receivables
Trade And Other Receivables [Line Items]
Expected loss rate	55.30%	21.10%
Carrying amount	₩ 276	₩ 30
Loss allowance	₩ 153	₩ 6
More than 180 days ~ Less than 270 days | Expected Credit Losses and Credit Risk Exposures | Other Receivables
Trade And Other Receivables [Line Items]
Expected loss rate		99.60%
Carrying amount		₩ 1
Loss allowance		₩ 1
More than 270 days ~ Less than 1 year | Expected Credit Losses and Credit Risk Exposures | Accounts Receivables
Trade And Other Receivables [Line Items]
Expected loss rate	99.90%	51.90%
Carrying amount	₩ 79	₩ 24
Loss allowance	₩ 79	₩ 12
More than 270 days ~ Less than 1 year | Expected Credit Losses and Credit Risk Exposures | Other Receivables
Trade And Other Receivables [Line Items]
Expected loss rate	100.00%	100.00%
Carrying amount	₩ 5	₩ 1
Loss allowance	₩ 5
More than 1 year | Expected Credit Losses and Credit Risk Exposures | Accounts Receivables
Trade And Other Receivables [Line Items]
Expected loss rate	100.00%	100.00%
Carrying amount	₩ 186	₩ 6
Loss allowance	₩ 186	₩ 6